Taxation (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION [Abstract]
Composition of Income Tax Expense
	For the Year Ended December 31,
	2016	2017	2018
Income from PRC entities	$64,885	$126,104	$73,720
(Loss)/income from non-PRC entities	(8,746)	(29,482)	26,214
Income before income tax expenses	56,139	96,622	99,934
Current income tax expense	3,118	18,382	462
Deferred tax (benefit)/expense	(3,091)	(3,960)	691
Income tax expense	$27	$14,422	$1,153

Reconciliation of the PRC CIT tax rate to the Group's effective tax rate
	For the Year Ended December 31,
	2016	2017	2018
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax differential from statutory rate in other jurisdictions	5.2%	6.8%	0.4%
Effect of tax holidays (1)	(17.2)%	(14.4)%	(5.1)%
Permanent book-tax differences (2)	(15.1)%	(7.5)%	(18.5)%
Tax-exempt income (3)	—	—	(7.0)%
Changes in deferred tax asset allowance	2.1%	5.0%	6.4%
Effective income tax rate	—	14.9%	1.2%

(1) The income tax reversals resulting from the preferential income tax rates that Sogou Technology was entitled to as a KNES in 2015, 2016 and 2017 and that Sogou Network was entitled to as a 2015 Software Enterprise are included in the “Effect of tax holidays” in the table above.

(2) The permanent book-tax differences mainly consisted of R&D expenses super deductions. Under PRC regulations issued in September 2018 that are applicable retroactively beginning January 1, 2018, additional R&D expenses have become eligible for deduction from taxable income.

(3) Tax-exempt income consisted of interest on financial instruments and capital gains from long-term investments. The aforementioned financial instruments and long-term investments were held by the Company’s subsidiaries located in Hong Kong.

Combined effects of the income tax expense exemptions and reductions available
	For the year ended December 31,
	2016	2017	2018
Tax holiday effect	$9,656	$13,914	$5,097
Basic income per share	$0.04	$0.05	$0.01

Deferred tax assets and liabilities
	As of December 31,
	2017	2018
Deferred tax assets:
Net operating loss carry forwards	$9,540	$10,392
Temporary non-deductible advertising cost carried forward	821	1,336
Accrued expenses	22,320	21,934
Accrued payroll expense	2,139	2,178
Provision for inventory and doubtful receivables	118	4,298
Total deferred tax assets	34,938	40,138
Deferred tax liabilities:
Depreciation of fixed assets	(3,780)	(4,868)
Others	—	(27)
Total deferred tax liabilities	(3,780)	(4,895)
Less: Valuation allowance	(16,152)	(21,450)
Deferred tax assets, net	$15,006	$13,793

Movement of valuation allowance for net deferred tax assets
	For the Year Ended December 31,
	2016	2017	2018
Beginning balance	$13,387	$11,317	$16,152
Additions	3,021	4,817	6,851
Reversals	(4,235)	(680)	(779)
Foreign currency translation adjustment	(856)	698	(774)
Ending balance	$11,317	$16,152	$21,450